Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity Tables
A summary of common stock warrants issued

A summary of common stock warrants issued with the sale of our common stock as of December 31, 2014, and changes during the year then ended is presented below:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	12,901,955	$0.52
Granted	6,612,810	0.58
Exercised	(400,000)	0.35
Forfeited or expired	(1,084,597)	0.35
Outstanding, December 31, 2014	18,030,168	$0.56	2.1	$457,500
Exercisable, December 31, 2014	18,030,168	$0.56	2.1	$457,500